INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Revenue
Royalties			$ 1,129,024	$ 1,492,026
Revenues from contracts with customers	$ 92,313,776	$ 48,003,308	158,667,650	90,108,598
Sale of goods and services
Revenue
Revenues from contracts with customers			$ 157,538,626	$ 88,616,572